Statements of Income and Expenses (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
INVESTMENT INCOME
Interest income (MSSB & MS&Co.)	$ 125,873		$ 371,072		$ 416,522
EXPENSES
Brokerage fees (MS&Co.)	21,431,854		24,726,203		30,514,021
Management fees	7,263,522		9,509,245		11,648,733
Incentive fees	2,034,158		2,487,064		822,023
Total Expenses	30,729,534		36,722,512		42,984,777
Mangement fee waived	0		0		0
NET EXPENSES	(30,603,661)		(36,351,440)		(42,568,255)
Trading profit (loss):
Net realized	(23,852,820)		25,513,507		16,042,877
Net change in unrealized	(13,401,268)		7,787,866		(14,030,463)
Realized gain (loss) on investment	0		0		0
Unrealized appreciation (depreciation) on investment	0		0		0
Proceeds from litigation	0		337,120		0
Total Trading Results	(37,254,088)		33,638,493		2,012,414
NET GAIN (LOSS)	(67,857,749)		(2,712,947)		(40,555,841)
Net Loss Allocation
Limited Partners	(67,138,290)		(2,687,785)		(40,147,610)
General Partner	(719,459)		(25,162)		(408,231)
Net Gain (Loss) Per Unit
Limited Partners (in dollars per unit)	$ (6.79)	[1]	$ 0.07	[1]	$ (2.84)	[1]
General Partner (in dollars per unit)	$ (6.79)	[1]	$ 0.07	[1]	$ (2.84)	[1]
WEIGHTED AVERAGE NUMBER OF UNITS OUTSTANDING (in units)	10,069,277.824		11,625,750.592		13,212,818.036
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member]
INVESTMENT INCOME
Interest income (MSSB & MS&Co.)	14,552		48,130		59,638
EXPENSES
Brokerage fees (MS&Co.)	1,909,452		2,485,116		3,288,790
Management fees	830,197		1,080,486		1,429,909
Incentive fees	0		0		0
Total Expenses	2,739,649		3,565,602		4,718,699
Mangement fee waived	0		0		0
NET EXPENSES	(2,725,097)		(3,517,472)		(4,659,061)
Trading profit (loss):
Net realized	(483,261)		(745,965)		(2,992,672)
Net change in unrealized	(1,210,781)		1,584,602		(39,091)
Realized gain (loss) on investment	0		0		0
Unrealized appreciation (depreciation) on investment	0		0		0
Proceeds from litigation	0		0		0
Total Trading Results	(1,694,042)		838,637		(3,031,763)
NET GAIN (LOSS)	(4,419,139)		(2,678,835)		(7,690,824)
Net Loss Allocation
Limited Partners	(4,369,934)		(2,651,894)		(7,613,304)
General Partner	(49,205)		(26,941)		(77,520)
Net Gain (Loss) Per Unit
Limited Partners (in dollars per unit)	$ (0.94)	[1]	$ (0.46)	[1]	$ (1.13)	[1]
General Partner (in dollars per unit)	$ (0.94)	[1]	$ (0.46)	[1]	$ (1.13)	[1]
WEIGHTED AVERAGE NUMBER OF UNITS OUTSTANDING (in units)	4,606,460.437		5,569,769.759		6,709,462.987
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member]
INVESTMENT INCOME
Interest income (MSSB & MS&Co.)	7,327		22,423		25,062
EXPENSES
Brokerage fees (MS&Co.)	764,480		905,997		1,104,183
Management fees	246,609		295,068		360,248
Incentive fees	0		0		0
Total Expenses	1,011,089		1,201,065		1,464,431
Mangement fee waived	0		0		0
NET EXPENSES	(1,003,762)		(1,178,642)		(1,439,369)
Trading profit (loss):
Net realized	(1,151,478)		3,283,491		(451,631)
Net change in unrealized	(339,048)		189,151		(1,539,636)
Realized gain (loss) on investment	0		0		0
Unrealized appreciation (depreciation) on investment	0		0		0
Proceeds from litigation	0		29,602		0
Total Trading Results	(1,490,526)		3,502,244		(1,991,267)
NET GAIN (LOSS)	(2,494,288)		2,323,602		(3,430,636)
Net Loss Allocation
Limited Partners	(2,466,376)		2,299,999		(3,396,166)
General Partner	(27,912)		23,603		(34,470)
Net Gain (Loss) Per Unit
Limited Partners (in dollars per unit)	$ (2.29)	[1]	$ 1.89	[1]	$ (2.27)	[1]
General Partner (in dollars per unit)	$ (2.29)	[1]	$ 1.89	[1]	$ (2.27)	[1]
WEIGHTED AVERAGE NUMBER OF UNITS OUTSTANDING (in units)	1,056,873.607		1,234,612.751		1,465,622.529
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member]
INVESTMENT INCOME
Interest income (MSSB & MS&Co.)	53,908		147,814		149,472
EXPENSES
Brokerage fees (MS&Co.)	9,254,864		9,956,090		11,170,576
Management fees	4,157,245		4,589,666		5,321,165
Incentive fees	1,238,078		3,117,691		1,783,508
Total Expenses	14,650,187		17,663,447		18,275,249
Mangement fee waived	0		0		0
NET EXPENSES	(14,596,279)		(17,515,633)		(18,125,777)
Trading profit (loss):
Net realized	2,750,625		11,512,792		(15,530,111)
Net change in unrealized	(8,555,065)		7,129,344		(1,945,071)
Proceeds from litigation	0		220,755		0
Total Trading Results	(27,988,792)		37,064,108		19,898,315
NET GAIN (LOSS)	(42,585,071)		19,548,475		1,772,538
Net Loss Allocation
Limited Partners	(42,124,253)		19,344,514		1,752,399
General Partner	(460,818)		203,961		20,139
Net Gain (Loss) Per Unit
Limited Partners (in dollars per unit)	$ (5.47)	[1]	$ 2.36	[1]	$ 0.31	[1]
General Partner (in dollars per unit)	$ (5.47)	[1]	$ 2.36	[1]	$ 0.31	[1]
WEIGHTED AVERAGE NUMBER OF UNITS OUTSTANDING (in units)	7,873,786.813		8,988,248.355		10,166,429.664
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | BHM I, LLC [Member]
Trading profit (loss):
Realized gain (loss) on investment	(958,114)		1,679,125		1,148,140
Unrealized appreciation (depreciation) on investment	(21,346,446)		16,522,092		36,225,357
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | PGR Master Fund [Member]
Trading profit (loss):
Unrealized appreciation (depreciation) on investment	240,600		0		0
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | MB Master Fund [Member]
Trading profit (loss):
Unrealized appreciation (depreciation) on investment	(120,388)		0		0
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
INVESTMENT INCOME
Interest income (MSSB & MS&Co.)	107,915		314,509		354,698
EXPENSES
Brokerage fees (MS&Co.)	18,722,379		20,908,735		25,764,849
Management fees	6,205,832		7,663,963		9,505,272
Incentive fees	94,355		0		184,642
Total Expenses	25,022,566		28,572,698		35,454,763
Mangement fee waived	0		(80,743)		(409,373)
NET EXPENSES	25,022,566		28,491,955		35,045,390
NET INVESTMENT LOSS	(24,914,651)		(28,177,446)		(34,690,692)
Trading profit (loss):
Net realized	11,402,800		29,840,644		(5,718,953)
Net change in unrealized	(11,820,187)		9,887,489		(6,062,972)
Proceeds from litigation	10,951		164,828		0
Total Trading Results	325,546		39,892,961		(11,781,925)
NET GAIN (LOSS)	(24,589,105)		11,715,515		(46,472,617)
Net Loss Allocation
Limited Partners	(24,340,924)		11,593,566		(46,005,221)
General Partner	(248,181)		121,949		(467,396)
Net Gain (Loss) Per Unit
Limited Partners (in dollars per unit)	$ (1.68)	[1]	$ 0.80	[1]	$ (2.23)	[1]
General Partner (in dollars per unit)	$ (1.68)	[1]	$ 0.80	[1]	$ (2.23)	[1]
WEIGHTED AVERAGE NUMBER OF UNITS OUTSTANDING (in units)	14,975,570.662		17,523,345.833		20,187,874.856
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Blackwater Investment Fund [Member]
Trading profit (loss):
Realized gain (loss) on investment	167,699		0		0
Unrealized appreciation (depreciation) on investment	$ 564,283		$ 0		$ 0

[1]	Based on change in Net Asset Value per Unit